Cash flows reconciliation (Details Narrative) - USD ($) $ in Millions	1 Months Ended				2 Months Ended	6 Months Ended
	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Mar. 31, 2023	Feb. 29, 2024	Jun. 30, 2024	Jun. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Number of notes issued						$ 1,000	$ 1,500
Coupon rate						6.45%	6.125%
Amount of bond redeemed						$ 970	$ 500
Premium paid on early redemption of debt security						38	22
Contracted the credit line						$ 1,960	$ 1,800
Principal interest debentures								$ 46	$ 24
SOFR [Member]
IfrsStatementLineItems [Line Items]
Contracted the credit line	$ 90	$ 360	$ 166	$ 300
SOFR 1 [Member]
IfrsStatementLineItems [Line Items]
Contracted the credit line		$ 60	$ 34
Banco Bradesco [Member]
IfrsStatementLineItems [Line Items]
Contracted the credit line					$ 250